PRINCIPAL ACCOUNTING POLICIES - Additional Information (Details)		12 Months Ended
	Jun. 29, 2021 director	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
PRINCIPAL ACCOUNTING POLICIES
Number of directors appointed | director	2
Cash and cash equivalent | $						$ 600,000	$ 5,800,000
Allowance for doubtful accounts receivable		¥ 0		¥ 17,800,000	¥ 20,800,000
Allowance for doubtful accounts written off		¥ 800,000	$ 100,000	100,000	3,800,000
Intangible Assets, useful life		5 years				5 years
Advertising expenses		¥ 0		200,000	10,100,000
Cash and cash equivalents		10,911,000		45,222,000		$ 1,495,000
Unrestricted government subsidies from local government		¥ 30,000.00	$ 4,000.000	0	60,000.00
Number of reportable segments | segment		2	2
Filecoin | Other Nonoperating Income (Expense)
PRINCIPAL ACCOUNTING POLICIES
Net income (loss) attributable to the group under crypto asset		¥ 2,000,000	$ 300,000	1,500,000	¥ 800,000
Greater China
PRINCIPAL ACCOUNTING POLICIES
Cash, FDIC insured amount		500,000				68,500
Total unprotected cash held in bank		4,100,000		33,300,000		600,000
United states
PRINCIPAL ACCOUNTING POLICIES
Cash, FDIC insured amount		1,800,000				$ 250,000
Total unprotected cash held in bank		¥ 0		0
Red 5 Studios, Inc. ("Red 5")
PRINCIPAL ACCOUNTING POLICIES
Percentage of shares acquired		34.71%				34.71%
Controlled by PRC State Administration for Foreign Exchange, under authority of People's Bank of China
PRINCIPAL ACCOUNTING POLICIES
Cash and cash equivalents		¥ 6,600,000		¥ 2,300,000		$ 900,000
Minimum
PRINCIPAL ACCOUNTING POLICIES
Share-based awards vesting period		1 year	1 year
Maximum
PRINCIPAL ACCOUNTING POLICIES
Share-based awards vesting period		4 years	4 years